Form 24F-2NT

Annual Notice of Securities Sold Pursuant to Rule 24 f-2

1. Name and address of issuer:

Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc.
101 N. Brand Blvd., Suite 1950
Glendale, CA 91203

2. Name of each series or class of funds for which this notice is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes) : [x]

3. Investment Company Act Number: 811-50208

Securities Act File Number: 811-7062

4 (a) . Last day of fiscal year for which this notice is filed:

           December 31, 2013

4 (b) . [ ] Check box if this notice is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year).
                            (See Instruction A2)

Note: If the form is being filed late, interest must be paid on the Registration fee due.

4 (c) . [ ] Check box if this is the last time the issuer will be filing this form.

5. Calculation of registration fee:

(i) Aggregate sale price of securities sold during
 the fiscal year pursuant to section 24 (f)                  $  98,391,051

(ii) Aggregate price of securities redeemed or
repurchased during the fiscal year:                           $ 37,458,938

(iii) Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending
no earlier than October 11, 1995 that were not
previously used to reduce registration  fees
payable to the commission                                    $ 112,429,409

(iv) Total available redemptions credits [add
items 5 (ii) and 5 (iii) :                                  $  149,888,347
(v) Net sales of Item 5 (i) is greater than 5 (iv) subtrate Item 5 (iv) from Item 5 (i):

(vi) Redemption credits available for use in future
Years  if Item 5 (i) is less than Item 5 (iv) subtract
Item 5 (iv) from Item 5 (i):                               $  (51,497,296)

5. Calculation of registration fee (cont.)

(vii) Multiplier for determining registration fee              x .0001288

(vii) Registration fee due (multiply Item 5(v)
by item 5 (vii)  (Enter 0 if no fee is due):               = $ 0

6. Prepaid Shares

If the response to Item 5 (i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2n as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
____________ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that ate available for use by the issuer in future fiscal years, then state that number here: _____________

7. Interest due. If this form is being filed more that 90 days after the end of the issuer's fiscal year (see Instruction D) :

                                                                  $ 0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]
                                                            = $ 0
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of delivery:

                                                  [ ] Wire transfer
                                                  [ ] Mail or other means

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By  (Signature and Title)   /s/George Henning
                               President


Date: February 28, 2014